CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Research and development (note 19)	$ 15,432	$ 12,920	$ 12,945
General and administrative (note 19)	11,492	13,315	12,514
Loss before the following	(26,924)	(26,235)	(25,459)
Change in fair value of warrant derivative (notes 9(b), 16)	(20)	17	3,492
Foreign exchange gain (loss)	1,665	(136)	(659)
Interest income, net	528	99	121
Loss before income taxes	(24,751)	(26,255)	(22,505)
Income tax expense (note 14)	(84)	(49)	0
Net loss	(24,835)	(26,304)	(22,505)
Other comprehensive income (loss) items that may be reclassified to net loss
Translation adjustment	274	(12)	(64)
Net comprehensive loss	$ (24,561)	$ (26,316)	$ (22,569)
Basic loss per common share (cad per share)	$ (0.43)	$ (0.49)	$ (0.56)
Diluted loss per common share (cad per share)	$ (0.43)	$ (0.49)	$ (0.56)
Weighted average number of shares (basic) (shares)	58,029,745	53,513,225	40,338,789
Weighted average number of shares (diluted) (shares)	58,029,745	53,513,225	40,338,789